Consolidated statement of comprehensive income (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Consolidated statement of comprehensive income
Gains/(losses) on derivative instruments, tax effects	$ 201	$ (197)
Unrealized gains/(losses), tax effects	(69)	40	$ 28
Translation adjustments, tax effects	$ 0	$ 0	$ 0